BORROWINGS - Long-term bank borrowings - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Loans Payable to Bank	¥ 16,468,489	¥ 4,459,363
Guaranteed by Jiangxi Jinko | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	10,813,000	2,366,000
Guaranteed by Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	8,000
Guaranteed by Jiangxi Jinko and Zhejiang Jinko | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	180,000
Guaranteed by Jinko Sichuan, Jinko Chuzhou and Jinko Qinghai | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	150,000
Guaranteed by Shanghai Jinko Green Energy Enterprise Management Co., Ltd. and Jinko Solar (Shanghai) Management Co., Ltd | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	804,000
Guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd | Guaranteed by affiliate
BORROWINGS
Loans Payable to Bank	365,000	353,000
Collateral Pledged. | Building And Land Use Rights [Member]
BORROWINGS
Loans Payable to Bank	2,031,000	899,000
Collateral Pledged. | Equipment
BORROWINGS
Loans Payable to Bank	2,353,000	¥ 268,000
Collateral Pledged. | Inventories [Member]
BORROWINGS
Loans Payable to Bank	60,000
Collateral Pledged. | Accounts Receivable
BORROWINGS
Loans Payable to Bank	¥ 218,000